Discontinued Operations - Revenue and Loss before Income Tax Expense from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Total revenue	$ 3,884	$ 50,152	$ 49,537
Loss from discontinued operations before income tax expense	$ 528	$ 3,546	$ 5,201